Non-U.S. Activities (Tables)	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
Schedule of Results from Non-U.S. Operations
The following table presents our U.S. and non-U.S. financial results for the periods indicated:

	Years Ended December 31,
	2018			2017			2016
(In millions)	Non-U.S.(1)	U.S.	Total	Non-U.S.(1)	U.S.	Total	Non-U.S.(1)	U.S.	Total
Total revenue	$5,178	$6,953	$12,131	$4,734	$6,532	$11,266	$4,419	$5,872	$10,291
Income before income taxes	1,664	1,437	3,101	1,230	1,765	2,995	1,047	1,157	2,204

(1) Geographic mix is generally based on the domicile of the entity servicing the funds and is not necessarily representative of the underlying asset mix.